                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number      811-05620
                                             ------------------------

                      The Zweig Total Return Fund, Inc.
  --------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          900 Third Ave, 31st Floor
                           New York, NY 10022-4728
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             (Address of principal executive offices) (Zip code)

                             Kevin J. Carr, Esq.
                     Vice President, Chief Legal Officer,
                     Counsel and Secretary for Registrant
                               56 Prospect St.
                           Hartford, CT 06103-2899
  --------------------------------------------------------------------------
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: 800-272-2700
                                                          --------------

                Date of fiscal year end:   December 31
                                           -------------------

                Date of reporting period:  September 30, 2008
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            SCHEDULE OF INVESTMENTS

                              September 30, 2008
                                  (Unaudited)

                                                          Par (000's)     Value
                                                          -----------  ------------
 INVESTMENTS
 U.S. GOVERNMENT SECURITIES                      31.00%
 U.S. TREASURY BONDS -- 19.42%
    U.S. Treasury Bond 9.25%, 2/15/16.................     $ 20,000    $ 27,381,240
    U.S. Treasury Bond 7.50%, 11/15/16................       20,000      25,134,380
    U.S. Treasury Bond 8.75%, 5/15/17.................       22,000      29,837,500
    U.S. Treasury Bond 8.875%, 2/15/19................       10,000      13,997,660
                                                                       ------------
                                                                         96,350,780
                                                                       ------------
 U.S. TREASURY NOTES -- 11.58%
    U. S. Treasury Note 2%, 9/30/10...................       38,000      38,011,856
    U.S. Treasury Note 4%, 11/15/12...................       18,500      19,438,005
                                                                       ------------
                                                                         57,449,861
                                                                       ------------
        Total U.S. Government Securities (Identified Cost
          $147,822,546)........................................         153,800,641
                                                                       ------------

                                                           Number of
                                                            Shares
                                                          -----------
 DOMESTIC COMMON STOCKS                          34.78%
 CONSUMER DISCRETIONARY -- 3.06%
    McDonald's Corp...................................      100,000       6,170,000
    NIKE, Inc. Class B................................       82,000       5,485,800
    Under Armour, Inc. Class A/(b)/...................      112,000       3,557,120
                                                                       ------------
                                                                         15,212,920
                                                                       ------------
 CONSUMER STAPLES -- 5.23%
    Altria Group, Inc.................................      310,000       6,150,400
    Bunge Ltd.........................................       44,000       2,779,920
    Costco Wholesale Corp.............................       71,000       4,610,030
    PepsiCo, Inc......................................       85,000       6,057,950
    Philip Morris International, Inc..................      132,000       6,349,200
                                                                       ------------
                                                                         25,947,500
                                                                       ------------

                     See notes to schedule of investments

                                                       Number of
                                                        Shares      Value
                                                       --------- -----------
    ENERGY -- 4.75%
       Chesapeake Energy Corp......................      73,000  $ 2,617,780
       ConocoPhillips..............................      79,000    5,786,750
       Halliburton Co..............................     108,000    3,498,120
       Massey Energy Co............................      56,000    1,997,520
       Occidental Petroleum Corp...................      76,000    5,354,200
       St. Mary Land & Exploration Co..............      87,000    3,101,550
       Valero Energy Corp..........................      40,000    1,212,000
                                                                 -----------
                                                                  23,567,920
                                                                 -----------
    FINANCIALS -- 6.73%
       Allstate Corp. (The)........................     118,000    5,442,160
       Goldman Sachs Group, Inc. (The).............      27,000    3,456,000
       Hudson City Bancorp, Inc....................     334,000    6,162,300
       Reinsurance Group of America, Inc...........      83,000    4,482,000
       Wachovia Corp...............................      54,000      189,000
       Wells Fargo & Co............................     193,000    7,243,290
       Wilmington Trust Corp.......................     222,000    6,400,260
                                                                 -----------
                                                                  33,375,010
                                                                 -----------
    HEALTH CARE -- 2.51%
       Gilead Sciences, Inc./(b)/..................      74,000    3,372,920
       Merck & Co., Inc............................     185,000    5,838,600
       UnitedHealth Group, Inc.....................     128,000    3,249,920
                                                                 -----------
                                                                  12,461,440
                                                                 -----------
    INDUSTRIALS -- 4.62%
       Boeing Co. (The)............................      78,000    4,473,300
       Caterpillar, Inc............................      75,000    4,470,000
       Continental Airlines, Inc. Class B/(b)/.....     141,000    2,351,880
       Foster Wheeler Ltd./(b)/....................      70,000    2,527,700
       L-3 Communications Holdings, Inc............      49,000    4,817,680
       Union Pacific Corp..........................      60,000    4,269,600
                                                                 -----------
                                                                  22,910,160
                                                                 -----------
    INFORMATION TECHNOLOGY -- 4.56%
       Cisco Systems, Inc./(b)/....................     138,000    3,113,280
       Corning, Inc................................     192,000    3,002,880
       Hewlett-Packard Co..........................      85,000    3,930,400
       International Business Machines Corp........      40,000    4,678,400
       Microsoft Corp..............................     143,000    3,816,670
       QUALCOMM, Inc...............................      95,000    4,082,150
                                                                 -----------
                                                                  22,623,780
                                                                 -----------

                     See notes to schedule of investments

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   MATERIALS -- 1.37%
      Alcoa, Inc.......................................     151,000   $  3,409,580
      NuCor Corp.......................................      86,000      3,397,000
                                                                      ------------
                                                                         6,806,580
                                                                      ------------
   TELECOMMUNICATION SERVICES -- 1.95%
      AT&T, Inc........................................     161,000      4,495,120
      Verizon Communications, Inc......................     161,000      5,166,490
                                                                      ------------
                                                                         9,661,610
                                                                      ------------
          Total Domestic Common Stocks (Identified Cost
            $179,733,525).....................................         172,566,920
                                                                      ------------
   FOREIGN COMMON STOCKS/(c)/                      2.25%
   ENERGY -- 0.69%
      Petroleo Brasileiro SA ADR (Brazil)..............      78,000      3,428,100
                                                                      ------------
   INFORMATION TECHNOLOGY -- 0.85%
      Nokia Oyj Sponsored ADR (Finland)................     227,000      4,233,550
                                                                      ------------
   MATERIALS -- 0.71%
      Freeport-McMoRan Copper & Gold, Inc. (United
        States)/(c)/...................................      62,000      3,524,700
                                                                      ------------
          Total Foreign Common Stocks (Identified Cost
            $14,787,347)......................................          11,186,350
                                                                      ------------
   EXCHANGE TRADED FUNDS                           0.82%
      PowerShares Deutsche Bank Agriculture Fund/(b)/..     134,000      4,076,280
                                                                      ------------
          Total Exchange Traded Funds (Identified Cost
            $4,586,676).......................................           4,076,280
                                                                      ------------
          Total Long Term Investments -- 68.85% (Identified
            Cost $346,930,094)................................         341,630,191
                                                                      ------------

                     See notes to schedule of investments

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
                                                            Par
                                                          (000's)        Value
                                                          -------  ------------
 SHORT-TERM INVESTMENTS                          30.89%
 COMMERCIAL PAPER/(d)/ -- 6.73%
    Goldman Sachs Group, Inc. 1.50%, 10/1/08..........    $ 3,100  $  3,100,000
    NSTAR Electric Co. 2%, 10/1/08....................      4,700     4,700,000
    Henkel of America 2.20%, 10/7/08..................     25,600    25,590,613
                                                                   ------------
        Total Commercial Paper (Identified Cost $33,390,613)         33,390,613
                                                                   ------------
 U.S. TREASURY BILLS/(d)/ -- 24.16%
    U.S. Treasury Bills 1.74%, 11/6/08................     40,000    39,938,471
    U.S. Treasury Bills 1.94%, 11/28/08...............     80,000    79,916,248
                                                                   ------------
        Total U.S. Treasury Bills (Identified Cost
          $119,682,355)....................................         119,854,719
                                                                   ------------
        Total Short-Term Investments (Identified Cost
          $153,072,968)....................................         153,245,332
                                                                   ------------
        Total Investments (Identified Cost $500,003,062) --
          99.74%...........................................         494,875,523/(a)/
        Other Assets and Liabilities, Net -- 0.26%.........           1,297,885
                                                                   ------------
        Net Assets -- 100.00%..............................        $496,173,408
                                                                   ============

--------
  (a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $14,536,351 and gross depreciation of $24,984,770 for federal income tax purposes. At
     September 30, 2008, the aggregate cost of securities for federal income tax purposes was $505,323,942.
  (b)Non-income producing.
  (c)A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedule of Investments.
  (d)The rate shown is the discount rate.

                     See notes to schedule of investments

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                              September 30, 2008
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions -- Note 2), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                         Investments in
         Valuation Inputs                                  Securities
         ----------------                                --------------
         Assets:
         Level 1 -- Quoted Prices.......................  $187,829,550
         Level 2 -- Other Significant Observable Inputs.   307,045,973
         Level 3 -- Significant Unobservable Inputs.....            --
                                                          ------------
         Total                                            $494,875,523
                                                          ============

  B. Foreign Security Country Determination:

   A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

  C. Short Sales:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

   At September 30, 2008, the Fund had no securities sold short.

  D. Security Lending:

   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded an income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At September 30, 2008, the Fund had no securities on loan.

NOTE 2 -- MARKET CONDITIONS

   Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Fund. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

NOTE 3 -- OTHER

   On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Fund's adviser, Phoenix Zweig Advisers LLC, which is now known as Zweig Advisers LLC.

Item 2. Controls and Procedures.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Zweig Total Return Fund, Inc.
              ------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)


Date                       November 26, 2008
      --------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)


Date                       November 26, 2008
      --------------------------------------------------

By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)


Date                       November 21, 2008
      --------------------------------------------------

*  Print the name and title of each signing officer under his or her signature.